May 4, 2012

Securities and Exchange Commission

Public Filing Desk

100 F Street, NE

Washington, DC  20549

Re:                               Touchstone Variable Series Trust

File Nos. 811-8416 and 33-76566

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Registrant’s registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 33) has been filed electronically.

Very truly yours,

/s/ Elizabeth R. Freeman

Elizabeth R. Freeman
Secretary